Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Barclays Bank Group [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 866,947.0		£ 1,115,325.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at fair value [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,700.0		£ 18,900.0
Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	119.6	£ 9.0
Other financial assets subject to impairment [member] | Gross exposure [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	120.0	128.1
Other financial assets subject to impairment [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.5	2.0
Other financial assets subject to impairment [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11.0	£ 9.0